Investments (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost or Amortized Cost
Total	$ 2,441,051
Fair Value
Total	2,925,500	2,865,934
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	39,170
Due after one year through five years	282,899
Due after five years through ten years	526,634
Due after ten years	1,506,127
Total Cost or Amortized Cost, Contractual maturity	2,354,830
Fair Value
Due in one year or less	39,997
Due after one year through five years	304,871
Due after five years through ten years	597,971
Due after ten years	1,887,442
Total Fair Value, Contractual maturity	2,830,281
Asset-backed
Cost or Amortized Cost
Cost or Amortized Cost	950
Fair Value
Fair Value	983
Commercial mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	6,403
Fair Value
Fair Value	7,022
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	78,868
Fair Value
Fair Value	$ 87,214